Financial Risk Management - Schedule of Exposure to Foreign Currency Risk (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 KHR (៛)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 KHR (៛)
Financial assets
Trade and other receivables				៛ 193,337				៛ 208,020
Cash and bank balances		426	32			15,312	753
Financial liabilities
Trade and other payables		(850,436)	(65,328)	(27,408)		(302,616)	(14,348)	(21,939)
Borrowings	$ (5,088,600)	(1,961,969)			$ (7,184,114)	(5,479,433)
Net exposure		$ (2,811,979)	¥ (65,296)	៛ 165,929		$ (5,766,737)	¥ (13,595)	៛ 186,081